Intangible Assets and Liabilities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets, Future Amortization Expense
2013	$ 52,714
2014	46,762
2015	42,236
2016	38,907
2017	35,426
Thereafter	174,900
Amortizable intangible assets	$ 443,092	$ 520,401